Exchange Traded Spreads Trust
1050 17th Street, Suite 1710
Denver, Colorado 80265
Telephone (800) 955-9988
Internet www.sheltoncap.com

June 3, 2016

VIA EDGAR

Document Control
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Exchange Traded Spreads Trust
File Nos. 333-148886 and 811-22177

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on May 25, 2016 of Registrant’s Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940.

Sincerely,

/s/ Teresa Axelson
Teresa Axelson
Chief Compliance Officer